Financial Instruments (Tables)	3 Months Ended
Feb. 28, 2022
Financial Instruments (Tables)
Schedule of fair value measurements, nonrecurring
	February 28, 2022		November 30, 2021
	Carrying	Fair	Carrying	Fair
	amount	value	amount	value
	$	$	$	$
Financial Liabilities
Convertible debentures(i)	1,779,167	1,783,882	1,751,483	1,783,882
Promissory notes payable(i)	167,061	167,061	165,878	165,878

Schedule of past due financing receivables
	February 28,	November 30,
	2022	2021
	$	$

Accounts receivable	37,353	-
Total trade and other receivables, net	37,353	-

Not past due	-	-
Past due for more than 31 days
but no more than 120 days	37,353	-
Past due for more than 120 days	-	-
Total trade and other receivables, gross	37,353	-

Contractual obligation, fiscal year maturity schedule
	Less than	3 to 6	6 to 9	9 months	Greater than
	3 months	months	months	to 1 year	1 year	Total
	$	$	$	$	$	$
Accounts payable	3,891,268	-	-	-	-	3,891,268
Accrued liabilities	2,473,988	-	-	-	-	2,473,988
Employee costs payable	2,451,989	-	-	-	-	2,451,989
Operating lease liability (Note 6)	43,066	43,066	43,066	-	-	129,198
Convertible debentures (Note 5)	1,800,000	-	-	-	-	1,800,000
Promissory notes payable (Note 5)	167,061	-	-	-	-	167,061
Total contractual obligations	10,827,372	43,066	43,066	-	-	10,913,504